Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Year Entity Contract Location	Dec. 31, 2009	Dec. 31, 2008
Significant Accounting Policies [Line Items]
Number of luxury and upper-upscale, hotel lodging properties	113
Exposure risk related for derivative contracts	$ 18
Amount of borrowing capacity currently available under the credit facility	542
Percentage of property revenue allocated for renewal and replacement capital expenditures	5.00%
Net income (loss) attributable to non-controlling interests, Host Inc.	2	5	(16)
Number of majority-owned partnerships that have third-party, non-controlling ownership interests that have been consolidated	4
Number of majority-owned partnerships that have third-party, non-controlling ownership interests with finite lives	3
Non-controlling interests in outside partnerships	29	22
Stock-based employee compensation plans	2
Building
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum (in years)	40
Furniture and Fixtures
Significant Accounting Policies [Line Items]
Estimated useful lives, minimum (in years)	3
Estimated useful lives, maximum (in years)	10
Property, Plant and Equipment, Other Types
Significant Accounting Policies [Line Items]
Estimated useful lives, maximum (in years)	3
HOST HOTELS & RESORTS, INC.
Significant Accounting Policies [Line Items]
Percentage of the common OP Units	98.40%
Net income (loss) attributable to non-controlling interests, Host Inc.	(2)	(6)	19
Non-controlling interests in outside partnerships	29	22
HOST HOTELS & RESORTS L.P.
Significant Accounting Policies [Line Items]
Net income (loss) attributable to non-controlling interests, Host Inc.		(1)	3
Net (income) loss attributable to non-controlling interests outside partnerships	(0.4)	1.0	(3.0)
OP units conversion basis	one OP unit may now be exchanged into 1.021494 shares of Host common stock
Portion at Fair Value, Fair Value Disclosure
Significant Accounting Policies [Line Items]
Non-controlling interests in outside partnerships	$ 65	$ 44
Brazil
Significant Accounting Policies [Line Items]
Number of Lodging Properties Owned	1
Chile
Significant Accounting Policies [Line Items]
Number of Lodging Properties Owned	2
Canada
Significant Accounting Policies [Line Items]
Number of Lodging Properties Owned	4
Mexico
Significant Accounting Policies [Line Items]
Number of Lodging Properties Owned	1
United Kingdom
Significant Accounting Policies [Line Items]
Number of Lodging Properties Owned	1
Lower Limit
Significant Accounting Policies [Line Items]
Majority-owned partnerships with manditorily redeemable non-controlling interests, finite life (years)	99
Majority-owned partnerships with manditorily redeemable non-controlling interests, termination year	2081
Upper Limit
Significant Accounting Policies [Line Items]
Majority-owned partnerships with manditorily redeemable non-controlling interests, finite life (years)	100
Majority-owned partnerships with manditorily redeemable non-controlling interests, termination year	2095